Cover Page Document	Jun. 24, 2020
Cover [Abstract]
Entity Incorporation, State or Country Code	OH
Entity File Number	1-11373
Entity Central Index Key	0000721371
Document Type	8-K
Document Period End Date	Jun. 24, 2020
Entity Registrant Name	Cardinal Health, Inc.
Entity Address, Address Line One	7000 Cardinal Place
Entity Address, City or Town	Dublin
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43017
City Area Code	614
Local Phone Number	757-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares (without par value)
Trading Symbol	CAH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Tax Identification Number	31-0958666